Major commitments and contingencies (Details 3) (Environment) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs	215
Number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs	6
Provision for specific environmental sites [Abstract]
Balance January 1	CAD 114	CAD 119	CAD 123
Payments	(91)	(19)	(18)
Foreign exchange, environmental sites	6	3	2
Balance December 31	110	114	119
Current portion, balance December 31	CAD 51	45	41
Anticipated environmental liability disbursement time frame (in years)	P5Y
Regulatory Compliance [Abstract]
Environmental operating expenses	CAD 20	20	18
Environmental capital expenditures	18	19	10
Environmental claims provision [Member]
Provision for specific environmental sites [Abstract]
Accruals and other, environmental sites	CAD 81	CAD 11	CAD 12